Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
millions of Canadian dollars
Purchase Consideration	$8,447

Fair value assigned to net assets:
Current assets (1)	$619
Regulatory assets (including current portion)	624
Property, plant and equipment, net	10,023
Other long-term assets	71
Current liabilities	(747)
Assumed long-term debt (including current portion)	(5,409)
Regulatory liabilities (including current portion)	(1,117)
Deferred income taxes	(800)
Pension and post-retirement liabilities (including current portion)	(480)
Other long-term liabilities	(146)
$2,638
Cash and cash equivalents	38
Fair value of net assets acquired	$2,676
Goodwill	$5,771
(1) Includes accounts receivables with fair value of $334 million comprised of gross contract value of $337 million, and $3 million of contractual receivables not expected to be collected.

Business Combination, Segment Allocation [Table Text Block]
Goodwill has been preliminarily allocated to the TECO Energy reporting units and is subject to change as additional information is obtained through the purchase price allocation process.

millions of Canadian dollars
Reporting Unit	Goodwill

Tampa Electric	$4,552
PGS	744
New Mexico Gas	475
Goodwill	$5,771

Business Combination, Separately Recognized Transactions [Table Text Block]

For the	Year ended
millions of Canadian dollars	December 31
	2016	2015
Operating revenues – regulated gas	$(10)	$-
Operating, maintenance, and general	89	52
Interest expense, net	148	24
Other income (expenses), net	(3)	-
Income tax expense (recovery)	(84)	(23)
Acquisition related costs	$166	$53

Business Acquisition, Pro Forma Information [Table Text Block]
For the	Year ended
millions of Canadian dollars	December 31
	2016	2015
Pro forma operating revenues	$6,034	$6,297
Pro forma net income attributable to common shareholders	$386	$584